6. PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Deposits for inventory purchases and prepaid expense to vendors	$ 437,137	$ 26,198
Prepaid Office Rent	8,420	8,420
Prepaid business insurance	$ 7,396	$ 6,526